Stock-Based Compensation - Summary of Weighted Average Basis (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair value per share of underlying common stock
Fair value per share of underlying common stock	$ 3.39	$ 5.26
Risk-free interest rate | Minimum	4.19%	1.61%
Risk-free interest rate | Maximum	4.23%	2.95%
Expected volatility | Minimum	48.99%	47.94%
Expected volatility | Maximum	49.59%	49.25%
Expected dividend yield	0.00%	0.00%
Minimum [Member]
Fair value per share of underlying common stock
Expected term (in years)	5 years 3 months 21 days	5 years 8 months 26 days
Maximum [Member]
Fair value per share of underlying common stock
Expected term (in years)	6 years 7 days	6 years 29 days